Supplement Dated November 12, 1999 to the
Statement of Additional Information Dated October 28,1999

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NUVEEN FLOATING RATE FUND
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The second sentence of the fourth paragraph of the section
of the Statement of Additional Information entitled
"ADDITIONAL INFORMATION OF FUND SHARES" is hereby amended and restated with the following:

Until March 31, 2000, Class A shares also are available through an exchange of Class A shares of the Nuveen money market funds and by purchase using repurchase proceeds from certain unrelated funds.